TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Internal Revenue Service has determined by opinion letters for the RSP dated December 12, 2024 and for the Certain Bargained RSP dated October 5, 2016, that the individual Plans and related trust are designed in accordance with applicable sections of the Internal Revenue Code (IRC). Although the Certain Bargained RSP has been amended subsequent to October 5, 2016, the plan administrator believes that the Certain Bargained RSP is designed and is currently operated in compliance with the applicable requirements of the IRC.
GAAP requires management to evaluate tax positions taken by the Plans and recognize a tax liability if the Plans have taken an uncertain position that more likely than not would not be sustained upon examination by various federal and state taxing authorities. Management has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the accompanying financial statements.
The Plans are subject to routine audits by taxing jurisdictions. However, as of the date the financial statements were available to be issued, there were no audits for any tax periods in progress. Management believes it is no longer subject to income tax examinations for years prior to 2022.